Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Entity Information [Line Items]
Accrued compensation	$ 11,817	$ 11,275
Accrued contract costs	3,394	4,163
Accrued interest	12,168	7,841
Accrued capital contribution to joint venture	0	100,000
Other accrued expenses	24,317	29,967
Total	51,696	153,246
LIN Television
Entity Information [Line Items]
Accrued compensation	11,817	11,275
Accrued contract costs	3,394	4,163
Accrued interest	12,168	7,841
Accrued capital contribution to joint venture	0	100,000
Other accrued expenses	24,317	29,967
Total	$ 51,696	$ 153,246